Commitments - Summary of undiscounted lease commitments (Details)	May 31, 2025 CAD ($)
2026
Commitments
Undiscounted lease commitments	$ 123,822
2027
Commitments
Undiscounted lease commitments	167,572
2028
Commitments
Undiscounted lease commitments	170,924
2029 and thereafter
Commitments
Undiscounted lease commitments	$ 396,841